BLACKROCK FUNDS II

BlackRock Core Bond Portfolio

BlackRock Low Duration Bond Portfolio

(each a “Fund” and collectively, the “Funds”)

Supplement dated November 29, 2012

to the Statement of Additional Information dated January 27, 2012, as amended February 29, 2012

Effective immediately, the following changes are made to the Funds’ Statement of Additional Information:

The section entitled “Management and Advisory Arrangements” is revised as set forth below.

The subsection entitled “Information Regarding the Portfolio Manager — Core Bond Portfolio” is deleted in its entirety and replaced with the following:

Rick Rieder and Bob Miller are the Core Bond Portfolio’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

Other Funds and Accounts Managed

The following table sets forth information about funds and accounts other than the Core Bond Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of the Fund’s fiscal year ended September 30, 2011.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Rick Rieder	11	5	2	0	3	1
	$13.46 Billion	$1.68 Billion	$146.5 Million	$0	$99.51 Million	$100.2 Million
Bob Miller	10	1	0	0	0	0
	$7.45 Billion	$366 Million	$0	$0	$0	$0

The subsection entitled “Information Regarding the Portfolio Manager — Low Duration Bond Portfolio” is deleted in its entirety and replaced with the following:

Thomas F. Musmanno, CFA and Scott MacLellan, CFA are the Low Duration Bond Portfolio’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

Other Funds and Accounts Managed

The following table sets forth information about funds and accounts other than the Low Duration Bond Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of the Fund’s fiscal year ended September 30, 2011.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Thomas Musmanno, CFA	13	6	66	0	2	1
	$8.42 Billion	$2.22 Billion	$19.42 Billion	$0	$931.7 Million	$216.7 Million
Scott MacLellan, CFA[1]	6	10	184	0	1	2
	$2.14 Billion	$2.52 Billion	$60.9 Billion	$0	$416.1 Million	$344.8 Million
[1]	Information for Mr. MacLellan is provided as of November 15, 2012.

The last sentence of the subsection entitled “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

With respect to these portfolio managers, such benchmarks for the Fund and other accounts include the following:

Portfolio Manager	Applicable Benchmarks
James Keenan, CFA Mitchell Garfin Charlie McCarthy, CFA Derek Schoenhofen	A combination of market-based indices (e.g., Barclays U.S. Corporate High Yield 2% Issuer Cap Index), certain customized indices and certain fund industry peer groups.

Thomas Musmanno, CFA Scott MacLellan, CFA	A combination of market-based indices (e.g., Bank of America Merrill Lynch U.S. Corporate & Government Index, 1-3 Years), certain customized indices and certain fund industry peer groups.

Bob Miller Rick Rieder	A combination of market-based indices (e.g., Barclays U.S. Aggregate Bond Index), certain customized indices and certain fund industry peer groups.

The last sentence under the subsection entitled “Portfolio Manager Compensation Overview — Distribution of Discretionary Incentive Compensation — Long-Term Incentive Plan Awards” is deleted in its entirety and replaced with the following:

Messrs. Garfin, Keenan, Musmanno, Rieder and Schoenhofen have each received long-term incentive awards.

The last sentence under the subsection entitled “Portfolio Manager Compensation Overview — Distribution of Discretionary Incentive Compensation — Deferred Compensation Program” is deleted in its entirety and replaced with the following:

All of the eligible portfolio managers have participated in the deferred compensation program.

The subsection entitled “Portfolio Manager Beneficial Holdings” as it relates solely to the Funds is deleted in its entirety and replaced with the following:

Portfolio Manager	Portfolio Managed	Dollar Range of Equity Securities Beneficially Owned
Bob Miller	Core Bond Portfolio	None

Rick Rieder	Core Bond Portfolio	None

Thomas Musmanno, CFA	Low Duration Bond Portfolio	$10,001–$50,000

Scott MacLellan, CFA[1]	Low Duration Bond Portfolio	$100,001–$500,000

[1]	Information for Mr. MacLellan is provided as of November 20, 2012.

The last two sentences of the first paragraph under the subsection entitled “Portfolio Manager Potential Material Conflicts of Interest” are deleted in their entirety and replaced with the following:

It should also be noted that Messrs. Keenan, MacLellan, Musmanno, Rieder and Schoenhofen may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Keenan, MacLellan, Musmanno, Rieder and Schoenhofen may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

Shareholders should retain this Supplement for future reference.

SAI-BRFIIH-1112SUP